Loan Receivable, Net - Additional Information (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Mar. 26, 2018 USD ($)	Dec. 31, 2022	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Loan agreement due date description		The loan receivable became overdue on April 6, 2019. On April 30, 2019, the due dates of loan receivable and other receivables due from Beijing Biztour were extended to September 30, 2019. The controlling shareholder of Beijing Biztour made a personal guarantee and agreed with certain real estate property mortgage. The loan receivable and other receivables due from Beijing Biztour became overdue again since October 1, 2019.
Beijing Biztour
Loans And Leases Receivable Disclosure [Line Items]
Term of loan (in years)	1 year
Loan receivable	$ 2.0				¥ 7.5
Fixed annual interest	8.00%
Provision for loan receivable				¥ 17.4
Impairment of loan receivable and other receivables			¥ 5.9